Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Geographic segments
Revenue	$ 47,080	$ 25,696	$ 26,642
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 13,131	$ 12,756	$ 12,962
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 40,222	$ 20,198	$ 22,788
Revenues (as a percent)	85.40%	78.60%	85.50%
Non-current assets	$ 11,782	$ 11,606	$ 11,825
Non-current assets (as a percent)	89.70%	91.00%	91.20%
New Zealand
Geographic segments
Revenue	$ 5,053	$ 5,010	$ 3,509
Revenues (as a percent)	10.70%	19.50%	13.20%
Non-current assets	$ 1,282	$ 1,088	$ 1,082
Non-current assets (as a percent)	9.80%	8.50%	8.30%
Other overseas
Geographic segments
Revenue	$ 1,805	$ 488	$ 345
Revenues (as a percent)	3.90%	1.90%	1.30%
Non-current assets	$ 67	$ 62	$ 55
Non-current assets (as a percent)	0.50%	0.50%	0.50%